WARRANT LIABILITIES - Change in the fair value of the warrant liabilities (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Change in the fair value of the warrant liabilities
Estimated fair value, Beginning	$ 832
Changes in estimated fair value	(830)
Estimated fair value, Ending	$ 2